Other non-current assets	12 Months Ended
Dec. 31, 2020
Other non-current assets
Other non-current assets
15	Other non-current assets

Details of other non-current assets are as follows:

	As at 31 December
	2020	2019
Finance lease receivables (i)	9,431,733	10,519,845
VAT recoverable	5,526,256	4,172,871
Prepayments for pre-construction cost (ii)	438,167	788,081
Intangible assets (iii)	643,486	784,594
Prepaid connection fees	33,041	37,484
Contract assets	736,568	642,557
Others	1,728,332	1,659,573

Total	18,537,583	18,605,005

Notes:

(i)	Ruyi Pakistan Energy entered into a power purchase agreement with CPPA-G to sell all of the electricity produced with a regulated tariff mechanism approved by the National Electric Power Regulatory Authority. In accordance with the power purchase agreement and tariff mechanism, almost all the risks and rewards in relation to the power assets were in substance transferred to CPPA-G and therefore were accounted for as a finance lease to CPPA-G. Please refer to Note 41 for other details of finance lease receivables.
(ii)	Please refer to Note 7 for details of impairment losses of prepayment for pre-construction cost.
(iii)	The intangible assets primarily consist of software, patented technologies etc. In 2020, there was no impairment provided for the intangible assets (2019: Nil).